CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Total revenues	$ 105,544	$ 96,078
Cost of revenues:
Total cost of revenues	35,567	35,535
Gross profit	69,977	60,543
Operating expenses:
Research and development, net	22,806	19,659
Selling and marketing	25,586	25,220
General and administrative	6,578	5,263
Total operating expenses	54,970	50,142
Operating income	15,007	10,401
Financial income (expenses), net	454	(1,079)
Income before taxes on income	15,461	9,322
Taxes on income	(3,558)	(1,479)
Net income	$ 11,903	$ 7,843
Earnings per share:
Basic (in dollars per share)	$ 0.40	$ 0.27
Diluted (in dollars per share)	$ 0.38	$ 0.26
Weighted average number of shares used in computations of earnings per share:
Basic (in shares)	30,090,082	29,213,729
Diluted (in shares)	31,627,192	30,736,823
Product [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 70,701	$ 65,296
Cost of revenues:
Cost of Goods and Services Sold	27,793	28,150
Service [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	34,843	30,782
Cost of revenues:
Cost of Goods and Services Sold	$ 7,774	$ 7,385